UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22460

Morgan Creek Global Equity Long/Short Fund
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517
(Address of principal executive offices) (Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code    (919) 933-4004

Date of fiscal year end:       March 31

Date of reporting period:     June 30, 2013

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Registrant invests substantially all of its assets in Global Equity Long/Short Master Fund (CIK 0001499859, Investment Company Act file number 811-22459, the “Master Fund”). The Registrant liquidated its investment in the Master Fund as of June 30, 2012. As a result, the Registrant had $0 invested in the Master Fund as of June 30, 2013. The Master Fund has included a schedule of investments as of June 30, 2013, in its filing on Form N-Q made with the Securities and Exchange Commission on August 16, 2013.

Investment in the Master Fund

Morgan Creek Global Equity Long/Short Fund (the “Fund”) is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in the Master Fund. The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund as of June 30, 2013. As noted above, the Fund liquidated its investment in the Master Fund as of June 30, 2012. As a result, the Fund had $0 invested in the Master Fund as of June 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized

(Registrant)	Morgan Creek Global Equity Long/Short Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	August 16, 2013

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 16, 2013